Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Reconciliation of goodwill

	2024 $m	2023 $m
Carrying value at 1 Jan	896	890
Exchange differences	(7)	6
Reclassification as held for sale note C1.2	(41)	–
Carrying value at 31 Dec	848	896

Reconciliation of other intangible assets

	2024 $m			2023 $m

	Distribution	Other		Distribution	Other
	rights	intangibles	Total	rights	intangibles	Total
	note (i)	note (ii)		note (i)	note (ii)
Balance at 1 Jan
Cost	5,585	537	6,122	5,176	489	5,665
Accumulated amortisation	(1,876)	(260)	(2,136)	(1,546)	(235)	(1,781)
	3,709	277	3,986	3,630	254	3,884
Additions	198	62	260	415	83	498
Amortisation charge	(331)	(58)	(389)	(330)	(49)	(379)
Disposals and transfers	(4)	(14)	(18)	–	(6)	(6)
Exchange differences and other movements	(13)	(2)	(15)	(6)	(5)	(11)
Balance at 31 Dec	3,559	265	3,824	3,709	277	3,986
Comprising:
Cost	5,762	570	6,332	5,585	537	6,122
Accumulated amortisation	(2,203)	(305)	(2,508)	(1,876)	(260)	(2,136)
Balance at 31 Dec	3,559	265	3,824	3,709	277	3,986